Capital and reserves - Company repurchased (Details)	6 Months Ended	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 HKD ($)	Jun. 30, 2023 CNY (¥) shares	Jun. 30, 2023 USD ($) shares	Jun. 30, 2023 HKD ($) shares	Jun. 30, 2022 CNY (¥)	Dec. 31, 2024 $ / shares shares
Capital and reserves
Aggregate price paid | ¥	¥ 73,560,000	¥ 330,221,000			¥ 32,711,000			¥ 82,160,000
Hong Kong Stock Exchange
Capital and reserves
Number of shares repurchased | shares			5,997,000		166,000	166,000	166,000		5,997,000
Aggregate price paid		169,534,000		$ 186,479,000	¥ 1,536,000		$ 1,696,000
Hong Kong Stock Exchange | January 2024
Capital and reserves
Number of shares repurchased | shares			1,055,200						1,055,200
Aggregate price paid | $				34,357,000
Hong Kong Stock Exchange | February 2024
Capital and reserves
Number of shares repurchased | shares			175,000						175,000
Aggregate price paid | $				5,939,000
Hong Kong Stock Exchange | July 2024
Capital and reserves
Number of shares repurchased | shares			2,300,800						2,300,800
Aggregate price paid | $				78,625,000
Hong Kong Stock Exchange | September 2024
Capital and reserves
Number of shares repurchased | shares			2,466,000						2,466,000
Aggregate price paid | $				$ 67,558,000
New York Stock Exchange
Capital and reserves
Number of shares repurchased | shares			5,662,344		3,373,228	3,373,228	3,373,228		5,662,344
Aggregate price paid		¥ 160,687,000	$ 22,679,000		¥ 31,175,000	$ 4,370,000
New York Stock Exchange | January 2024
Capital and reserves
Number of shares repurchased | shares			1,018,400						1,018,400
Aggregate price paid | $			$ 4,845,000
New York Stock Exchange | July 2024
Capital and reserves
Number of shares repurchased | shares			701,740						701,740
Aggregate price paid | $			$ 3,118,000
New York Stock Exchange | September 2024
Capital and reserves
Number of shares repurchased | shares			3,741,404						3,741,404
Aggregate price paid | $			$ 13,945,000
New York Stock Exchange | October 2024
Capital and reserves
Number of shares repurchased | shares			200,800						200,800
Aggregate price paid | $			$ 771,000
Minimum | Hong Kong Stock Exchange | January 2024
Capital and reserves
Price paid per share									$ 31
Minimum | Hong Kong Stock Exchange | February 2024
Capital and reserves
Price paid per share									33.7
Minimum | Hong Kong Stock Exchange | July 2024
Capital and reserves
Price paid per share									32.05
Minimum | Hong Kong Stock Exchange | September 2024
Capital and reserves
Price paid per share									22.9
Minimum | New York Stock Exchange | January 2024
Capital and reserves
Price paid per share			$ 4.28
Minimum | New York Stock Exchange | July 2024
Capital and reserves
Price paid per share			4.14
Minimum | New York Stock Exchange | September 2024
Capital and reserves
Price paid per share			3.21
Minimum | New York Stock Exchange | October 2024
Capital and reserves
Price paid per share			3.75
Maximum | Hong Kong Stock Exchange | January 2024
Capital and reserves
Price paid per share									33.45
Maximum | Hong Kong Stock Exchange | February 2024
Capital and reserves
Price paid per share									34
Maximum | Hong Kong Stock Exchange | July 2024
Capital and reserves
Price paid per share									35.1
Maximum | Hong Kong Stock Exchange | September 2024
Capital and reserves
Price paid per share									$ 31.75
Maximum | New York Stock Exchange | January 2024
Capital and reserves
Price paid per share			5
Maximum | New York Stock Exchange | July 2024
Capital and reserves
Price paid per share			4.5
Maximum | New York Stock Exchange | September 2024
Capital and reserves
Price paid per share			4.07
Maximum | New York Stock Exchange | October 2024
Capital and reserves
Price paid per share			$ 4.07